Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000238108
Account Value [Line Items]
Line Graph and Table Measure Name			Cambiar Aggressive Value ETF
Accumulated Value		$ 10,000		$ 9,021	$ 10,606	$ 9,464	$ 10,226	$ 9,465	$ 14,004	$ 12,053	$ 13,199	$ 16,652	$ 17,835
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Russell 3000 Index (USD) (TR)
Accumulated Value		10,000		10,424	12,924	13,776	15,635	17,221	24,782	20,688	22,422	30,910	37,343
Russell 1000 Value Benchmark Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Russell 1000 Value Benchmark Index (USD) (TR)
Accumulated Value		$ 10,000		$ 10,637	$ 12,528	$ 12,909	$ 14,356	$ 13,270	$ 19,077	$ 17,742	$ 17,766	$ 23,269	$ 25,863

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.